Share Capital (Details Narrative) $ / shares in Units, $ in Thousands		1 Months Ended			2 Months Ended	3 Months Ended	4 Months Ended		7 Months Ended	8 Months Ended		9 Months Ended	12 Months Ended
	Nov. 02, 2021 USD ($) $ / shares	Jan. 26, 2021 USD ($) $ / shares shares	Jan. 20, 2021 shares	Jan. 17, 2021 USD ($)	Feb. 17, 2021 shares	Mar. 25, 2019	May 10, 2021 USD ($) $ / shares	Apr. 30, 2020 shares	Aug. 05, 2021 USD ($) $ / shares	Sep. 01, 2021 shares	Aug. 20, 2014 USD ($) shares	Oct. 01, 2019 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Jun. 30, 2021 shares	Apr. 13, 2021 $ / shares shares	Jan. 11, 2021 $ / shares
Class of Stock [Line Items]
Classes of common shares													1
Proceeds from Issuance of Common Stock | $													$ 67,549	$ (74)	$ 50,710
American Deposit Share [Member]
Class of Stock [Line Items]
Shares Issued													2,076,992	839,442	42,756,000
Proceeds from Issuance of Redeemable Preferred Stock | $													$ 51,234	$ 18,847	$ 856
January 2021 Equity Offering [Member]
Class of Stock [Line Items]
Shares Issued, Price Per Share | $ / shares		$ 13.00
Proceeds from Issuance or Sale of Equity | $		$ 70,200		$ 67,758
Stock issued during the period		5,400,000			141,959
Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues													5,541,959	184,270	7,613,788
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period								184,270
Stock issued during the period													931,874
Cancellation of common shares										521,650			(521,650)
Reverse Stock Split [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio						8
Common Class A [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues												7,613,788	747,604
Shares Issued, Price Per Share | $ / shares												$ 7.25
Proceeds from Issuance or Sale of Equity | $												$ 55,200
Proceeds from Issuance of Common Stock | $															$ 50,710
Dividends Payable amount per Share | $ / shares	$ 0.25						$ 0.25		$ 0.25									$ 0.12
Common Stock, Shares, Outstanding													36,464,109	17,741,008
Dividends Payable, Date of Record	Nov. 22, 2021						May 24, 2021		Aug. 23, 2021
Dividends | $	$ 9,235						$ 9,347		$ 9,358
Dividends Payable, Date to be Paid	Dec. 02, 2021						Jun. 03, 2021		Sep. 03, 2021
Common Class A [Member] | Kelso [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted			12,955,188
Common Class A [Member] | Kelso and Maas Capital Investments [Member]
Class of Stock [Line Items]
Shares Issued, Price Per Share | $ / shares																	$ 12.50
Number of shares sold																	5,175,000
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Outstanding													0	250,000
Series C Preferred Stock [Member] | Kelso [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted			250,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Outstanding													43,592	22,822		43,592
Proceeds from Issuance of Redeemable Preferred Stock | $											$ 33,497
Preferred shares issuance term description													On August 20, 2014, the Company issued 1,400,000 Series B Preferred Shares. The net proceeds from the offering were $33,497. Dividends are payable at 8.75% per annum in arrears on a quarterly basis
Depositary shares issued											1,400,000
Preferred Stock, Dividend Rate, Percentage													8.75%
Preferred Stock, Redemption Terms													At any time after August 20, 2019 (or within 180 days after the occurrence of a fundamental change), the Series B Preferred Shares may be redeemed, at the discretion of the Company, in whole or in part, at a redemption price of $2,500.00 per share (equivalent to $25.00 per depositary share).
Preferred Stock, Redemption Price Per Share | $ / shares													$ 2,500,000
Redemption price per depositary share | $ / shares													$ 25.00
Series B Preferred Stock [Member] | American Deposit Share [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Outstanding													20,770	8,394	428